GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO
Schedule of Investments
November 30, 2023 (Unaudited)
Additional Investment Information
Shares Description Value
a a
Underlying Funds (Class R6 Shares)
(a)
– 91.0%
Equity – 91.0%
14,823,584 Goldman Sachs  U.S. Equity
Dividend and Premium Fund $ 225,318,478
10,887,729 Goldman Sachs International
Equity Dividend and Premium
Fund 74,689,820
1,297,539 Goldman Sachs Small Cap
Equity Insights Fund 30,855,478
1,116,247 Goldman Sachs International
Small Cap Insights Fund 13,227,531
1,397,321 Goldman Sachs Emerging
Markets Equity Insights Fund 11,290,353
250,824 Goldman Sachs MLP Energy
Infrastructure Fund 8,289,749
808,502 Goldman Sachs Global Real
Estate Securities Fund 7,292,688
586,385 Goldman Sachs Global
Infrastructure Fund 7,206,669
32,795 Goldman Sachs Energy
Infrastructure Fund 386,985
TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $267,158,730)
378,557,751
a
Exchange Traded Funds – 0.5%
134 iShares 20+ Year Treasury Bond
ETF 12,269
14,823 iShares 7-10 Year Treasury Bond
ETF 1,384,617
83 iShares Core MSCI Emerging
Markets ETF 4,121
163 iShares Core S&P 500 ETF 74,723
711 iShares iBoxx $ High Yield
Corporate Bond ETF 53,830
Shares Description Value
a
Exchange Traded Funds – (continued)
310 iShares iBoxx $ Investment
Grade Corporate Bond ETF $ 32,950
4,421 Sprott Physical Gold Trust* 70,117
28,200 Sprott Physical Uranium Trust* 538,043
255 Vanguard Real Estate ETF 20,841
TOTAL EXCHANGE TRADED FUNDS
(Cost $2,006,329)
2,191,511
Shares Dividend Rate Value
aa
Investment Company – 7.2%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
29,874,751 5.259% 29,874,751
(Cost $29,874,751)
TOTAL INVESTMENTS – 98.7%
(Cost $299,039,810)
$ 410,624,013
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.3%
5,512,904
NET ASSETS – 100.0%
$ 416,136,917
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Currency Abbreviations:
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
USD United States Dollar
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
—
At November 30, 2023, the
Portfolio
had the following forward foreign
currency exchange contracts:
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
CHF 470,001 USD 530,785 12/20/2023 $ 6,971
USD 10,658,232 JPY 1,547,272,100 12/20/2023 193,562
USD 299,038 NOK 3,200,000 12/20/2023 3,138
TOTAL
$ 203,671

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Loss
Morgan Stanley Co., Inc.
JPY 76,000,000 USD 521,578 12/20/2023 $ (7,567)
USD 3,357,118 AUD 5,239,962 12/20/2023 (107,111)
USD 5,347,272 CHF 4,720,844 12/20/2023 (54,132)
USD 1,403,944 DKK 9,710,000 12/20/2023 (15,171)
USD 15,623,654 EUR 14,504,225 12/20/2023 (176,438)
USD 6,868,649 GBP 5,494,415 12/20/2023 (68,899)
USD 1,159,296 HKD 9,060,000 12/20/2023 (580)
USD 188,924 ILS 720,000 12/20/2023 (4,188)
USD 507,330 JPY 76,000,000 12/20/2023 (6,681)
USD 94,006 NZD 160,000 12/20/2023 (4,530)
USD 1,483,588 SEK 16,425,000 12/20/2023 (81,508)
USD 582,124 SGD 790,000 12/20/2023 (8,907)
TOTAL
$ (535,712)
FUTURES CONTRACTS
— At November 30, 2023, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Stoxx Europe 600 Index Future 1 12/15/23 $ 25,150 $ (7)
U.S. Treasury 10 Year Note 85 03/19/24 9,340,703 48,451
U.S. Treasury 2 Year Note 57 03/28/24 11,658,281 35,013
U.S. Treasury 5 Year Note 56 03/28/24 5,988,063 31,402
Total Futures Contracts
$ 114,859
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Payments Made by the
Fund
(a)
Payments Received by
the Fund
Termination
Date
Notional Amounts
(000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
2.904%
(b)
1 Day ESTRON 8/31/2033 EUR 705 $ 10,681 $ – $ 10,681
4.325
(b)
1 Day SONIO 9/19/2033 GBP 600 18,128 – 18,128
3.061
(b)
1 Day ESTRON 11/3/2033 EUR 690 20,575 – 20,575
TOTAL $ 49,384 $ – $49,384
(a)
Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to November
30, 2023.
(b)
Payments made annually.
PURCHASED & WRITTEN OPTIONS CONTRACTS
— At November 30, 2023, the Fund had the following purchased option contracts:
OVER-THE-COUNTER OPTIONS ON EQUITIES
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Purchased Option Contracts:
Calls
Brazil Bovespa
Index
J.P. Morgan
Securities
LLC
BRL
131,082.34 02/15/2024 51 $ 51 $ 31,753 $ 31,924 $ (171)
iShares 7-10 Year
Treasury
Bond ETF
Bank of
America N.A $ 91.47 01/22/2024 13,788 13,788 34,489 13,904 20,585
STOXX Europe
600 Index
Morgan
Stanley Co.,
Inc 4,610.33 01/01/2024 292 292 12,305 10,746 1,559
Additional Investment Information  ( continued )

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index
J.P. Morgan
Securities
LLC $ 4,417.34 01/01/2024 292 $ 292 $ 53,203 $ 26,919 $ 26,284
KraneShares
CSI China
Internet
ETF
Morgan
Stanley Co.,
Inc 31.86 01/01/2024 16,698 16,698 2,141 60,108 (57,967)
31,121 $ 31,121 $ 133,891 $ 143,601 $ (9,710)
Puts
STOXX Europe
600 Index
Morgan
Stanley Co.,
Inc 4,095.69 01/01/2024 292 292 906 1,182 (276)
Total purchased option contracts 31,413 $ 31,413 $ 134,797 $ 144,783 $ (9,986)
OTC WRITTEN OPTIONS - OPTIONS ON SECURITIES
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
S&P 500 Index
J.P. Morgan
Securities
LLC $ 4,610.33 01/01/2024 (292) $ (292) $ (12,305) $ (7,387) $ (4,918)
STOXX Europe
600 Index
Morgan
Stanley Co.,
Inc 4,417.34 01/01/2024 (292) (292) (53,203) (49,600) (3,603)
(584) $ (584) $ (65,508) $ (56,987) $ (8,521)
Puts
iShares 7-10 Year
Treasury
Bond ETF
Bank of
America N.A 87.90 01/22/2024 (13,788) (13,788) (1,272) (15,196) 13,925
S&P 500 Index
J.P. Morgan
Securities
LLC 4,095.69 01/01/2024 (292) (292) (906) (19,533) 18,626
(14,080) $ (14,080) $ (2,178) $ (34,729) $ 32,551
Total written option contracts (14,664) $ (14,664) $ (67,686) $ (91,716) $ 24,030
Investment Abbreviations:
ESTRON — Euro Short-Term Rate
SONIO — Sterling Overnight Index Average
Additional Investment Information  ( continued )
**End swaps header** (continued)

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO
Schedule of Investments
November 30, 2023 (Unaudited)
Additional Investment Information
Shares Description Value
a a
Underlying Funds (Class R6 Shares)
(a)
– 90.9%
Equity – 90.9%
63,008,409 Goldman Sachs U.S. Tax-
Managed Equity Fund $ 2,288,465,401
57,181,709 Goldman Sachs International
Tax-Managed Equity Fund 662,164,186
9,817,829 Goldman Sachs International
Small Cap Insights Fund 116,341,276
11,440,705 Goldman Sachs Emerging
Markets Equity Insights Fund 92,440,898
2,115,461 Goldman Sachs MLP Energy
Infrastructure Fund 69,915,976
5,499,912 Goldman Sachs Global
Infrastructure Fund 67,593,924
6,537,751 Goldman Sachs Global Real
Estate Securities Fund 58,970,513
268,381 Goldman Sachs Energy
Infrastructure Fund 3,166,891
TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $1,846,120,160)
3,359,059,065
a
Exchange Traded Funds – 0.5%
1,193 iShares 20+ Year Treasury Bond
ETF 109,231
134,058 iShares 7-10 Year Treasury Bond
ETF 12,522,358
743 iShares Core MSCI Emerging
Markets ETF 36,890
1,451 iShares Core S&P 500 ETF 665,167
6,313 iShares iBoxx $ High Yield
Corporate Bond ETF 477,957
2,758 iShares iBoxx $ Investment
Grade Corporate Bond ETF 293,148
39,238 Sprott Physical Gold Trust* 622,315
Shares Description Value
a
Exchange Traded Funds – (continued)
233,000 Sprott Physical Uranium Trust* $ 4,445,536
2,270 Vanguard Real Estate ETF 185,527
TOTAL EXCHANGE TRADED FUNDS
(Cost $17,895,934)
19,358,129
Shares Dividend Rate Value
aa
Investment Company – 7.2%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
265,779,104 5.259% 265,779,104
(Cost $265,779,104)
TOTAL INVESTMENTS – 98.6%
(Cost $2,129,795,198)
$ 3,644,196,298
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.4%
51,601,795
NET ASSETS – 100.0%
$ 3,695,798,093
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Currency Abbreviations:
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
USD United States Dollar
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
—
At November 30, 2023, the
Portfolio
had the following forward foreign
currency exchange contracts:
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
CHF 4,059,999 USD 4,585,082 12/20/2023 $ 60,210
EUR 1,180,000 USD 1,251,855 12/20/2023 33,571
HKD 13,100,000 USD 1,675,908 12/20/2023 1,175
ILS 280,000 USD 73,684 12/20/2023 1,416
NZD 100,000 USD 59,940 12/20/2023 1,645
SEK 2,250,000 USD 206,607 12/20/2023 7,789
USD 93,803,786 JPY 13,660,154,282 12/20/2023 1,416,025
USD 2,804,118 NOK 30,000,000 12/20/2023 30,054
TOTAL
$ 1,551,885

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Loss
Morgan Stanley Co., Inc.
JPY 666,000,000 USD 4,571,629 12/20/2023 $ (67,269)
USD 28,434,965 AUD 44,374,774 12/20/2023 (901,957)
USD 44,474,029 CHF 39,272,984 12/20/2023 (460,569)
USD 12,952,652 DKK 89,730,000 12/20/2023 (161,371)
USD 129,018,052 EUR 119,773,958 12/20/2023 (1,457,002)
USD 61,024,321 GBP 48,876,169 12/20/2023 (689,397)
USD 10,223,811 HKD 79,900,000 12/20/2023 (5,115)
USD 1,616,350 ILS 6,160,000 12/20/2023 (35,832)
USD 4,445,815 JPY 666,000,000 12/20/2023 (58,544)
USD 799,053 NZD 1,360,000 12/20/2023 (38,505)
USD 12,051,614 SEK 133,425,000 12/20/2023 (662,112)
USD 5,098,189 SGD 6,920,000 12/20/2023 (78,949)
TOTAL
$ (4,616,622)
FUTURES CONTRACTS
— At November 30, 2023, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
NASDAQ 100 E-Mini Index 2 12/15/23 $ 639,420 $ 312
Stoxx Europe 600 Index Future 14 12/15/23 352,097 (375)
U.S. Treasury 10 Year Note 756 03/19/24 83,077,313 431,007
U.S. Treasury 2 Year Note 510 03/28/24 104,310,937 310,754
U.S. Treasury 5 Year Note 493 03/28/24 52,716,336 276,449
Total Futures Contracts
$ 1,018,147
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Payments Made by the
Fund
(a)
Payments Received by
the Fund
Termination
Date
Notional Amounts
(000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
2.904%
(b)
1 Day ESTRON 8/31/2033 EUR 6,155 $ 93,255 $ – $ 93,255
4.325
(b)
1 Day SONIO 9/19/2033 GBP 5,400 163,151 – 163,151
3.072
(b)
1 Day ESTRON 11/3/2033 EUR 6,120 188,863 – 188,863
TOTAL $ 445,269 $ – $445,269
(a)
Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to November
30, 2023.
(b)
Payments made annually.
PURCHASED & WRITTEN OPTIONS CONTRACTS
— At November 30, 2023, the Fund had the following purchased option contracts:
OVER-THE-COUNTER OPTIONS ON EQUITIES
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Purchased Option Contracts:
Calls
Brazil Bovespa
Index
J.P. Morgan
Securities
LLC
BRL
131,082.34 02/15/2024 448 $ 448 $ 278,926 $ 281,772 $ (2,846)
iShares 7-10 Year
Treasury
Bond ETF
Bank of
America N.A $ 91.47 01/22/2024 121,735 121,735 304,699 122,761 181,938
STOXX Europe
600 Index
Morgan
Stanley Co.,
Inc 4,610.33 01/01/2024 2,562 2,562 107,961 94,281 13,680
Additional Investment Information  ( continued )

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index
J.P. Morgan
Securities
LLC $ 4,417.34 01/01/2024 2,562 $ 2,562 $ 466,806 $ 236,191 $ 230,615
KraneShares
CSI China
Internet
ETF
Morgan
Stanley Co.,
Inc 31.86 01/01/2024 145,873 145,873 18,704 525,099 (506,395)
273,180 $ 273,180 $ 1,177,096 $ 1,260,104 $ (83,008)
Puts
STOXX Europe
600 Index
Morgan
Stanley Co.,
Inc 4,095.69 01/01/2024 2,562 2,562 7,951 10,376 (2,425)
Total purchased option contracts 275,742 $ 275,742 $ 1,185,047 $ 1,270,480 $ (85,433)
OTC WRITTEN OPTIONS - OPTIONS ON SECURITIES
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by
the Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
S&P 500 Index
J.P. Morgan
Securities
LLC $ 4,610.33 01/01/2024 (2,562) $ (2,562) $ (107,961) $ (64,815) $ (43,146)
STOXX Europe
600 Index
Morgan
Stanley Co.,
Inc 4,417.34 01/01/2024 (2,562) (2,562) (466,806) (435,191) (31,615)
(5,124) $ (5,124) $ (574,767) $ (500,006) $ (74,761)
Puts
iShares 7-10 Year
Treasury
Bond ETF
Bank of
America N.A 87.90 01/22/2024 (121,735) (121,735) (11,215) (134,167) 122,952
S&P 500 Index
J.P. Morgan
Securities
LLC 4,095.69 01/01/2024 (2,562) (2,562) (7,951) (171,376) 163,425
(124,297) $ (124,297) $ (19,166) $ (305,543) $ 286,377
Total written option contracts (129,421) $ (129,421) $ (593,933) $ (805,549) $ 211,616
Investment Abbreviations:
ESTRON — Euro Short-Term Rate
SONIO — Sterling Overnight Index Average
Additional Investment Information  ( continued )
**End swaps header** (continued)

Goldman Sachs Global Tax-Aware Equity Portfolios
Schedule of Investments
November 30, 2023 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. With respect to the Portfolios’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments.
To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities— Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as
Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs Global Tax-Aware Equity Portfolios
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying Funds include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded.
Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value.
Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an
Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Derivative Contracts— A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.
Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.
A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
iii. Options — When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Global Tax-Aware Equity Portfolios
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
iv. Swap Contracts — Bilateral swap contracts are agreements in which the Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member
(“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
A total return swap is an agreement that gives the Portfolio the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Portfolio may also be required to pay the dollar value of that decline to the counterparty.
Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV.
To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy— The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of November 30, 2023:
Enhanced Dividend Global Equity Portfolio
Investment Type
Level 1 Level 2 Level 3
Assets
Underlying Funds $ 378,557,751 $ — $ —
Investment Companies 29,874,751 — —
Exchange Traded Funds 2,191,511 — —
Total
$ 410,624,013 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Forward Foreign Currency Exchange Contracts
(a)
$ — $ 203,671 $ —
Futures Contracts
(a)
114,866 — —
Interest Rate Swap Contracts
(a)
— 49,384 —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Global Tax-Aware Equity Portfolios
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
The Portfolios’ and Underlying Funds’ risks include, but are not limited to, the following:
Derivatives Risk — The Portfolios’ use of derivatives and other similar instruments (collectively referred to in this paragraph as
“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Portfolios. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Portfolios will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Portfolios will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.
Purchased Options Contracts $ 134,797 $ — $ —
Total
$ 249,663 $ 253,055 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Forward Foreign Currency Exchange Contracts
(a)
$ — $ (535,712) $ —
Futures Contracts
(a)
(7) — —
Written Options Contracts (67,686) — —
Total
$ (67,693) $ (535,712) $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Tax-Advantaged Global Equity Portfolio
Investment Type
Level 1 Level 2 Level 3
Assets
Underlying Funds $ 3,359,059,065 $ — $ —
Investment Companies 265,779,104 — —
Exchange Traded Funds 19,358,129 — —
Total
$ 3,644,196,298 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Forward Foreign Currency Exchange Contracts
(a)
$ — $ 1,551,885 $ —
Futures Contracts
(a)
1,018,522 — —
Interest Rate Swap Contracts
(a)
— 445,269 —
Purchased Options Contracts 1,185,047 — —
Total
$ 2,203,569 $ 1,997,154 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Forward Foreign Currency Exchange Contracts
(a)
$ — $ (4,616,622) $ —
Futures Contracts
(a)
(375) — —
Written Options Contracts (593,933) — —
Total
$ (594,308) $ (4,616,622) $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
(a)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Global Tax-Aware Equity Portfolios
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.
Expenses Risk — By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also the expenses of the Portfolio.
Investments in the Underlying Funds Risk — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. A strategy used by the Underlying Funds may fail to produce the intended results. As of August 31, 2023, the Enhanced Dividend
Global Equity Portfolio invested 54.3% and 17.9% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund
(the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the
“International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying
Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large capitalization U.S. issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500® Index at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the S&P 500® Index or related exchange-traded funds in an amount that is between
20% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in non-U.S. issuers with public stock market capitalizations within the range of capitalization of the Morgan Stanley
Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Index (“MSCI EAFE Index”) at the time of investment. This
Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio.
As of August 31, 2023, the Tax-Advantaged Global Equity Portfolio invested 61.1% and 17.6% of its net assets in the Goldman
Sachs U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International Tax-Managed
Equity Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these
Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying
Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Tax- Managed Equity Fund invests primarily in equity investments in U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in equity investments in non-U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.
The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.
Large Shareholder Transactions Risk — A Portfolio or an underlying fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an underlying fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an underlying fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an underlying fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Global Tax-Aware Equity Portfolios
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
a Portfolio’s or an underlying fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an underlying fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the underlying fund’s expense ratio. Similarly, large Portfolio or underlying fund share purchases may adversely affect a Portfolio’s or an underlying fund’s performance to the extent that the Portfolio or the underlying fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make the Portfolio more volatile. When the Portfolio uses leverage, the sum of that
Portfolio’s investment exposure may significantly exceed the amount of assets invested in the Portfolio, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause the Portfolio to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so.
The use of leverage by the Portfolio can substantially increase the adverse impact to which the Portfolio’s investment portfolio may be subject.
Market and Credit Risks — In the normal course of business, a Portfolio and an underlying fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an underlying fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and/or an underlying fund and their investments. Additionally, a Portfolio and/or an underlying fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the
Portfolio and the underlying fund have unsettled or open transactions defaults.
Tax-Managed Investment Risk — Because the investment advisers of the Goldman Sachs Tax-Advantaged Global Equity Portfolio
balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global
Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. Even though tax-managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged
Global Equity Portfolio to shareholders. A high percentage of an underlying fund’s NAV may consist of unrealized capital gains, which represent a potential future tax liability to shareholders.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)